Cash from operations (Tables)	12 Months Ended
Dec. 31, 2021
Cash from operations
Schedule of cash flow from operation

	2021	2020	2019
	$’000	$'000	$'000
Reconciliation:
Loss before income tax	(8,141)	(152,853)	(409,974)
Adjustments:
Depreciation of property, plant and equipment (note 7 and 8)	344,716	373,247	355,760
Amortization of intangible assets (note 15)	38,166	35,415	28,747
Impairment of property, plant and equipment and prepaid land rent (note 7)	51,113	27,594	21,604
(Reversal of loss allowance)/loss allowance on trade receivables (note 8.1)	(34,031)	13,081	27,944
Impairment of withholding tax receivables (note 8)	61,810	31,533	44,586
Amortization of prepaid site rent	8,321	4,459	3,355
Net (gain)/loss on disposal of plant, property and equipment (note 8)	(2,499)	(764)	5,819
Insurance claim income (note 9)	(6,861)	(14,987)	(3,607)
Interest expense (note 11)	422,034	633,766	288,915
Interest income (note 10)	(25,522)	(148,968)	(32,258)
Fair value gain on warrants revaluation (note 10)	—	—	(3,787)
Share‑based payment expense (note 28)	11,780	8,342	351,054
(Reversal of impairment)/impairment of inventory	(315)	4,599	—
Reversal of decommissioning through profit and loss	(2,671)	—	—
Operating profit before working capital changes	857,900	814,464	678,158

Changes in working capital
Decrease/(increase) in inventory	6,689	(8,482)	(27,069)
Increase in trade and other receivables	(164,382)	(130,265)	(21,093)
Increase/(decrease) in trade and other payables	87,866	(19,018)	30,029
Net movement in working capital	(69,827)	(157,765)	(18,133)

Cash from operations	788,073	656,699	660,025